Financial risk management - Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 176,231,471	₩ 166,239,964
Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	35,450	30,743
Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,879,946	1,758,562
Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	70,231,449	69,427,259
Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	67,005,824	65,472,092
Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,097,328	3,851,461
Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	128,297	103,706
Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	10,279,257	4,711,421
Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	9,576,896	4,459,200
Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	702,361	252,221
Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	93,805,369	90,311,979
Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	92,016,210	88,637,000
Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,789,159	1,674,979
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	50,554,491	53,560,715
Level 1 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	13,617,190	13,605,912
Level 1 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,870,768	11,248,555
Level 1 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,618,125	2,253,651
Level 1 | Securities at FVTPL: | Gold/silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	128,297	103,706
Level 1 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	85,439	117,929
Level 1 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	85,439	117,929
Level 1 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	36,851,862	39,836,874
Level 1 | Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	35,984,894	39,111,078
Level 1 | Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	866,968	725,796
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	105,403,285	93,769,965
Level 2 | Due from banks measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	35,450	30,743
Level 2 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	745,412	515,564
Level 2 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,116,466	39,736,457
Level 2 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,052,189	39,736,457
Level 2 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	64,277	0
Level 2 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	9,474,641	3,961,279
Level 2 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	8,772,280	3,709,058
Level 2 | Derivative assets | Hedging
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	702,361	252,221
Level 2 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	56,031,316	49,525,922
Level 2 | Securities measured at FVOCI | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	56,031,316	49,525,922
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	20,273,695	18,909,284
Level 3 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,134,534	1,242,998
Level 3 | Securities at FVTPL:
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	17,497,793	16,084,890
Level 3 | Securities at FVTPL: | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	16,082,867	14,487,080
Level 3 | Securities at FVTPL: | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,414,926	1,597,810
Level 3 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	719,177	632,213
Level 3 | Derivative assets | Trading
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	719,177	632,213
Level 3 | Securities measured at FVOCI
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	922,191	949,183
Level 3 | Securities measured at FVOCI | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 922,191	₩ 949,183